Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill, Impairment Loss	[1],[2]		¥ 33,912
Goodwill translation adjustment		¥ (35,838)	30,723	[2]
Office Business Unit
Goodwill [Line Items]
Goodwill, Impairment Loss	[1],[2]		21,721
Goodwill translation adjustment		(5,966)	8,927	[2]
Industry and Others Business Unit
Goodwill [Line Items]
Transfer of goodwill between segments	[3]		(7,177)
Goodwill, Impairment Loss	[1],[2]		12,191
Goodwill translation adjustment		¥ (25,441)	18,445	[2]
Restatement Adjustment
Goodwill [Line Items]
Transfer of goodwill between segments			11,263
Restatement Adjustment | Office Business Unit
Goodwill [Line Items]
Goodwill, Impairment Loss			(12,191)
Goodwill translation adjustment			928
Restatement Adjustment | Industry and Others Business Unit
Goodwill [Line Items]
Goodwill, Impairment Loss			12,191
Goodwill translation adjustment			¥ (928)

[1]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.
[2]	Based on the realignment of Canon's internal reporting and management structure, from the beginning of the third quarter of 2018, Canon has reclassified certain businesses from Office Business Unit to Industry and Others Business Unit. The goodwill balance at the beginning of the year ended December 31, 2017 has been restated to reflect the transfer of ¥11,263 million in goodwill between the segments. Impairment loss of ¥12,191 million and translation adjustments and other of ¥928 million for the year ended December 31, 2017 related to the reclassified business were restated from Office Business Unit to Industry and Others Business Unit, accordingly.
[3]	Canon did not complete the allocation of goodwill to the segments for impairment testing which was attributable to the acquisition of CMSC as of December 31, 2016. Based on the realignment of Canon's internal reporting and management structure, Canon newly established Medical System Business Unit effective at the beginning of the second quarter of 2017. Goodwill related to CMSC as well as goodwill related to certain medical business which was previously included in Industry and Others Business Unit have been transferred to Medical System Business Unit.